UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-07896

                                       GAMCO Global Series Funds, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

                                       Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Global Rising Income and Dividend Fund Third Quarter Report — September 30, 2014
Mario J. Gabelli, CFA
Portfolio Manager

To Our Shareholders,

For the quarter ended September 30, 2014, the net asset value (“NAV”) per Class AAA Share of The Gabelli Global Rising Income and Dividend Fund decreased 3.5% compared with decreases of 0.8% and 2.2% for the Bank of America Merrill Lynch Global 300 Convertible Index and the Morgan Stanley Capital International (“MSCI”) World Index, respectively. See below for additional performance information.

Enclosed is the schedule of investments as of September 30, 2014.

Comparative Results

Average Annual Returns through September 30, 2014 (a) (Unaudited)					Since
	Quarter	1 Year	5 Year	10 Year	Inception (2/3/94)
Class AAA (GAGCX)	(3.52)%	3.76%	5.94%	3.13%	4.45%
Bank of America Merrill Lynch Global 300 Convertible Index	(0.76)	8.99	8.98	6.55	N/A	(d)
MSCI World Index	(2.16)	12.20	10.86	7.12	6.69	(e)
Lipper Convertible Securities Fund Average	(2.17)	10.52	11.02	7.37	7.81
Class A (GAGAX)	(3.55)	3.73	5.96	3.15	4.48
With sales charge (b)	(9.10)	(2.24)	4.71	2.54	4.16
Class C (GACCX)	(3.71)	2.59	4.44	2.00	3.80
With contingent deferred sales charge (c)	(4.67)	1.59	4.44	2.00	3.80
Class I (GAGIX)	(3.46)	4.02	6.23	3.32	4.54

In the current prospectuses dated April 30, 2014, the gross expense ratios for Class AAA, A, C, and I Shares are 2.31%, 2.31%, 3.06%, and 2.06%, respectively, and the net expense ratios for these share classes after contractual reimbursements by Gabelli Funds, LLC, (the “Adviser”) are 2.00%, 2.00%, 2.75%, and 1.75%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on May 2, 2001, November 26, 2001, and January 11, 2008, respectively. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The Bank of America Merrill Lynch Global 300 Convertible Index is an unmanaged global convertible index composed of companies representative of the market structure of countries in North America, Europe, and the Asia/Pacific region. The MSCI World Index is an unmanaged adjusted market capitalization weighted index composed of companies representative of the market structure of developed market countries in North America, Europe, and the Asia/Pacific region. The Lipper Convertible Securities Fund Average reflects the average performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(d)	There is no data available for the Bank of America Merrill Lynch Global 300 Convertible Index prior to December 31, 1994.
(e)	MSCI World Index since inception performance is as of January 31, 1994.

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments — September 30, 2014 (Unaudited)

Principal Amount		Market Value
	CONVERTIBLE CORPORATE BONDS — 8.6%
	Automotive — 2.5%
	Navistar International Corp., Sub. Deb.,
$200,000	4.500%, 10/15/18(a)	$195,625
300,000	4.750%, 04/15/19(a)	301,688

		497,313

	Broadcasting — 0.0%
400,000	Citadel Broadcasting Corp., Escrow, Sub. Deb., Zero Coupon, 02/11/20†	0

	Building and Construction — 0.8%
200,000	Layne Christensen Co., 4.250%, 11/15/18(a)	164,000

	Computer Software and Services — 0.7%
100,000	Mentor Graphics Corp., Sub. Deb., 4.000%, 04/01/31	116,187
10,000	VeriSign Inc., STEP, 4.086%, 08/15/37	16,856

		133,043

	Consumer Services — 0.3%
50,000	Ascent Capital Group Inc., 4.000%, 07/15/20	45,250

	Diversified Industrial — 3.0%
150,000	GenCorp Inc., Sub. Deb., 4.063%, 12/31/39	266,250
300,000	Griffon Corp., Sub. Deb., 4.000%, 01/15/17(a)	333,937

		600,187

	Metals and Mining — 1.3%
250,000	Newmont Mining Corp., Ser. B, 1.625%, 07/15/17	256,406

	TOTAL CONVERTIBLE CORPORATE BONDS	1,696,199

	CORPORATE BONDS — 0.1%
	Energy and Utilities — 0.1%
200,000	Texas Competitive Electric Holdings Co. LLC, Ser. B, 10.250%, 11/01/15†	25,000

Shares
	COMMON STOCKS — 71.0%
	Automotive: Parts and Accessories — 1.3%
1,500	Dana Holding Corp.	28,755
1,500	Federal-Mogul Holdings Corp.†	22,305
500	Genuine Parts Co.	43,855
1,500	TRW Automotive Holdings Corp.†	151,875

		246,790

	Building and Construction — 0.1%
500	Chofu Seisakusho Co. Ltd.	13,608

	Business Services — 0.6%
1,000	Concur Technologies Inc.†	126,820

	Cable and Satellite — 1.7%
2,400	Rogers Communications Inc., Cl. B	89,808

Shares		Market Value
30,000	Sky Deutschland AG†	$254,973

		344,781

	Computer Software and Services — 0.3%
10,083	Global Sources Ltd.†	67,657

	Consumer Products — 1.6%
7,112	Eastman Kodak Co.†	156,251
1,000	Hunter Douglas NV	42,628
800	L’Oreal SA	127,013

		325,892

	Consumer Staples — 0.4%
3,000	Unicharm Corp.	68,398

	Diversified Industrial — 5.0%
7,000	General Electric Co.(b)	179,340
6,000	Jardine Matheson Holdings Ltd.	357,600
11,000	Jardine Strategic Holdings Ltd.	383,350
2,075	Textron Inc.	74,679

		994,969

	Electronics — 2.2%
24,000	Sony Corp., ADR(b)	432,960

	Energy and Energy Services — 0.3%
1,500	BP plc, ADR	65,925

	Energy and Utilities — 1.6%
2,000	Dresser-Rand Group Inc.†	164,520
1,000	National Fuel Gas Co.	69,990
1,000	Severn Trent plc	30,429
3,000	TECO Energy Inc.(b)	52,140

		317,079

	Entertainment — 0.7%
6,000	Vivendi SA	144,898

	Equipment and Supplies — 0.9%
1,000	Graco Inc.	72,980
4,000	Mueller Industries Inc.	114,160

		187,140

	Financial Services — 18.4%
7,000	American International Group Inc.(b)	378,140
3	Berkshire Hathaway Inc., Cl. A†	620,700
2,700	Citigroup Inc.(b)	139,914
2,000	Deutsche Bank AG	69,720
3,000	Exor SpA	116,479
8,000	GAM Holding AG	138,263
13,000	Kinnevik Investment AB, Cl. A	469,484
3,500	Legg Mason Inc.(b)	179,060
10,001	Protective Life Corp.	694,169
2,000	T. Rowe Price Group Inc.	156,800
6,000	The Bank of New York Mellon Corp.	232,380
1,500	The PNC Financial Services Group Inc.	128,370

See accompanying notes to schedule of investments.

2

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments (Continued) — September 30, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	Financial Services (Continued)
1,000	UBS AG	$17,370
1,000	W. R. Berkley Corp.	47,800
5,000	Wells Fargo & Co.(b)	259,350

		3,647,999

	Food and Beverage — 9.9%
2,000	Cermaq ASA	30,118
1,500	Danone SA	100,413
40,000	Davide Campari-Milano SpA.	288,735
2,000	Diageo plc	57,875
2,500	General Mills Inc.(b)	126,125
2,000	Heineken NV	149,647
2,500	Kellogg Co.(b)	154,000
3,300	Kerry Group plc, Cl. A	233,955
6,000	Kikkoman Corp.	127,522
800	Kraft Foods Group Inc.	45,120
300	McCormick & Co. Inc., Cl. V	20,028
1,200	McCormick & Co. Inc., Non-Voting	80,280
5,500	Nestlé SA	404,708
400	Pernod Ricard SA	45,288
400,000	Yashili International Holdings Ltd.	108,695

		1,972,509

	Health Care — 6.3%
200	Becton, Dickinson and Co.	22,762
3,500	Bristol-Myers Squibb Co.(b)	179,130
532	Chemed Corp.	54,743
2,800	ICU Medical Inc.†	179,704
20,000	Nobel Biocare Holding AG	355,085
1,000	Patterson Companies Inc.	41,430
8,000	Pfizer Inc.(b)	236,560
5,000	Roche Holding AG, ADR	184,950

		1,254,364

	Hotels and Gaming — 2.5%
142,000	Mandarin Oriental International Ltd.	249,210
170,000	The Hongkong & Shanghai Hotels Ltd.	248,273

		497,483

	Machinery — 0.7%
6,500	CNH Industrial NV	51,722
2,000	Vacon Oyj	85,130

		136,852

	Retail — 1.6%
500	Macy’s Inc.	29,090
11,200	Starbucks Coffee Japan Ltd.	149,299
2,200	Walgreen Co.	130,394

		308,783

	Semiconductors — 0.8%
4,000	International Rectifier Corp.†	156,960

Shares		Market Value
	Specialty Chemicals — 4.5%
500	E. I. du Pont de Nemours and Co.	$35,880
4,600	International Flavors & Fragrances Inc.	441,048
3,000	Sigma-Aldrich Corp.	408,030

		884,958

	Telecommunications — 7.8%
2,000	Belgacom SA	69,620
500	CenturyLink Inc.(b)	20,445
30,000	Jazztel plc†	485,772
50,000	Koninklijke KPN NV†	160,219
5,000	Portugal Telecom SGPS SA, ADR	10,450
29,000	Telefonica Deutschland Holding AG	151,643
3,300	Verizon Communications Inc.(b)	164,967
15,000	Vodafone Group plc, ADR	493,350

		1,556,466

	Wireless Communications — 1.8%
150,000	Cable & Wireless Communications plc	114,047
3,000	Millicom International Cellular SA, SDR	240,923

		354,970

	TOTAL COMMON STOCKS	14,108,261

	CONVERTIBLE PREFERRED STOCKS — 0.4%
	Food and Beverage — 0.4%
800	Post Holdings Inc.
	0.094%, 3.750%(a)	72,052

	WARRANTS — 0.0%
	CONSUMER PRODUCTS — 0.0%
334	Eastman Kodak Co., expire 09/03/18†	2,512
334	Eastman Kodak Co., expire 09/03/18†	2,213

	TOTAL WARRANTS	4,725

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 19.9%
$3,956,000	U.S. Treasury Bills, 0.005% to 0.045%††, 10/23/14 to 03/05/15	3,955,886

	TOTAL INVESTMENTS — 100.0% (Cost $19,004,023)	$19,862,123

	Aggregate tax cost	$19,035,217

	Gross unrealized appreciation	$1,600,349
	Gross unrealized depreciation	(773,443)

	Net unrealized appreciation/depreciation	$826,906

See accompanying notes to schedule of investments.

3

The Gabelli Global Rising Income and Dividend Fund

Schedule of Investments (Continued) — September 30, 2014 (Unaudited)

Shares		Market Value
	SECURITIES SOLD SHORT — (0.3)%
	Health Care — (0.3)%
532	Chemed Corp.	$54,743

	Aggregate proceeds	$47,976

	Gross unrealized appreciation	$—
	Gross unrealized depreciation	(6,767)

	Net unrealized appreciation/depreciation	$(6,767)

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the market value of Rule 144A securities amounted to $1,067,302 or 5.37% of total investments.

(b)	Securities, or a portion thereof, with a value of $2,319,591 were deposited with the broker as collateral for securities sold short.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
SDR	Swedish Depositary Receipt
STEP	Step coupon security. The rate disclosed is that in effect at September 30, 2014.

See accompanying notes to schedule of investments.

4

The Gabelli Global Rising Income and Dividend Fund

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
—	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

5

The Gabelli Global Rising Income and Dividend Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2014 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 9/30/14
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Convertible Corporate Bonds (a)	—	$1,696,199	$0	$1,696,199
Corporate Bonds (a)	—	25,000	—	25,000
Common Stocks (a)	$14,108,261	—	—	14,108,261
Convertible Preferred Stocks (a)	72,052	—	—	72,052
Warrants (a)	4,725	—	—	4,725
U.S. Government Obligations	—	3,955,886	—	3,955,886
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$14,185,038	$5,677,085	$0	$19,862,123
LIABILITIES (Market Value):
Securities Sold Short	$(54,743)	—	—	$(54,743)
TOTAL INVESTMENTS IN SECURITIES - LIABILITIES	$(54,743)	—	—	$(54,743)

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have material transfers among Level 1, Level 2, and Level 3 during the period ended September 30, 2014. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

6

The Gabelli Global Rising Income and Dividend Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions

The Fund’s derivative contracts held at September 30, 2014, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. Securities sold short at September 30, 2014 are reflected within the Schedule of Investments.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually

7

The Gabelli Global Rising Income and Dividend Fund

Notes to Schedule of Investments (Unaudited) (Continued)

received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of September 30, 2014, refer to the Schedule of Investments.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

At December 31, 2013, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short term or long term capital losses rather than being considered all short term as under previous law.

Capital loss carryforward available through 2016	$1,178,191
Capital loss carryforward available through 2017	379,911
Long term capital loss carryforward post-effective with no expiration	143,539

Total capital loss carryforwards	$1,701,641

8

GAMCO Global Series Funds, Inc.

THE GABELLI GLOBAL RISING INCOME

AND DIVIDEND FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Arthur V. Ferrara

Former Chairman and

Chief Executive Officer,

Guardian Life Insurance

Company of America

John D. Gabelli

Senior Vice President,

G.research, Inc.

Werner J. Roeder, MD

Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher &

Flom LLP

This report is submitted for the general information of the shareholders of The Gabelli Global Rising Income and Dividend Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB441Q314QR

The GAMCO Global Growth Fund

Third Quarter Report — September 30, 2014

(Y)our Portfolio Management Team

Morningstar® rated The GAMCO Global Growth Fund Class AAA Shares 4 stars overall, 5 stars for the three year period, 4 stars for the five and ten year periods ended September 30, 2014 among 825, 825, 674, and 330 World Stock funds, respectively. Morningstar RatingTM is based on risk-adjusted returns.

To Our Shareholders,

For the quarter ended September 30, 2014, the net asset value (“NAV”) per Class AAA Share of The GAMCO Global Growth Fund decreased 2.0% compared with a decrease of 2.3% for the Morgan Stanley Capital International (“MSCI”) All Country (“AC”) World Index. See page 2 for additional performance information.

Enclosed is the schedule of investments as of September 30, 2014.

Comparative Results

Average Annual Returns through September 30, 2014 (a) (Unaudited)					Since
	Quarter	1 Year	5 Year	10 Year	Inception (2/7/94)
Class AAA (GICPX)	(1.97)%	10.57%	12.47%	8.73%	9.11%
MSCI AC World Index	(2.30)	11.32	10.07	7.28	6.74 (d)
Lipper Global Large-Cap Growth Fund Classification	(2.12)	9.79	11.55	8.36	9.90
Class A (GGGAX)	(1.97)	10.60	12.47	8.73	9.12
With sales charge (b)	(7.61)	4.24	11.15	8.09	8.81
Class C (GGGCX)	(2.15)	9.73	11.62	7.91	8.54
With contingent deferred sales charge (c)	(3.13)	8.73	11.62	7.91	8.54
Class I (GGGIX)	(1.86)	10.86	12.77	8.93	9.21

In the current prospectuses dated April 30, 2014, as amended August 25, 2014, the expense ratios for Class AAA, A, C, and I Shares are 1.77%, 1.77%, 2.52%, and 1.00%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns for Class I Shares would have been lower had Gabelli Funds, LLC, the Adviser, not reimbursed certain expenses. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Share NAVs are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on March 2, 2000, March 12, 2000, and January 11, 2008, respectively. The actual performance of the Class A and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of Class I Shares would have been higher due to lower expenses related to this class of shares. The MSCI AC World Index is an unmanaged market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI AC World Index consists of 45 country indices comprising 24 developed and 21 emerging market country indices. The Lipper Global Large-Cap Growth Fund Classification reflects the performance of mutual funds classified in this particular category. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(d)	MSCI AC World Index since inception performance is a blend of Gross excluding applicable taxes and Net Performance. This benchmark’s Net performance began on December 29. 2000.

2

The GAMCO Global Growth Fund

Schedule of Investments — September 30, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 99.5%
	CONSUMER DISCRETIONARY — 19.2%
5,000	Alibaba Group Holding Ltd., ADR†	$444,250
1,400	Amazon.com Inc.†	451,416
600	AutoZone Inc.†	305,796
1,900	Bayerische Motoren Werke AG	204,032
7,500	CBS Corp., Cl. B, Non-Voting	401,250
3,000	Christian Dior SA	502,823
13,000	Comcast Corp., Cl. A, Special	695,500
6,114	Compagnie Financiere Richemont SA	501,762
5,300	DIRECTV†	458,556
8,000	Discovery Communications Inc., Cl. A†	302,400
8,000	Discovery Communications Inc., Cl. C†	298,240
26,000	Fuji Heavy Industries Ltd.	859,594
34,100	Grupo Televisa SAB, ADR	1,155,308
9,800	Hennes & Mauritz AB, Cl. B	406,749
6,300	Lennar Corp., Cl. A	244,629
17,800	Liberty Global plc, Cl. A†	757,212
11,800	Liberty Global plc, Cl. C†	483,977
12,000	Luxottica Group SpA	624,758
2,200	LVMH Moet Hennessy Louis Vuitton SA	357,622
5,500	Macy’s Inc.	319,990
5,000	Michael Kors Holdings Ltd.†	356,950
8,800	Naspers Ltd., Cl. N	971,040
5,500	NIKE Inc., Cl. B	490,600
2,300	Ralph Lauren Corp.	378,879
7,800	Starbucks Corp.	588,588
4,000	Tata Motors Ltd., ADR	174,840
6,000	The Home Depot Inc.	550,440
330	The Priceline Group Inc.†	382,331
6,300	The Swatch Group AG	551,671
5,000	The TJX Companies Inc.	295,850
4,700	Tiffany & Co.	452,657
2,500	Time Warner Cable Inc.	358,725
17,800	Twenty-First Century Fox Inc., Cl. A	610,362
6,300	Viacom Inc., Cl. B	484,722

	TOTAL CONSUMER DISCRETIONARY	16,423,519

	FINANCIALS — 16.6%
25,000	American International Group Inc.	1,350,500
29,500	Bank of America Corp.	502,975
800	BlackRock Inc.	262,656
35,000	Cheung Kong (Holdings) Ltd.	576,508
9,000	Citigroup Inc.	466,380
9,000	HDFC Bank Ltd., ADR	419,220
6,700	ICICI Bank Ltd., ADR	328,970
32,700	JPMorgan Chase & Co.	1,969,848
8,000	Julius Baer Group Ltd.	359,066
33,000	Kinnevik Investment AB, Cl. B	1,192,226
49,200	Morgan Stanley	1,700,844
3,600	Royal Bank of Canada	257,220
17,300	Schroders plc	670,573
142,000	Skandinaviska Enskilda Banken AB, Cl. A	1,897,007

Shares		Market Value
50,000	Swire Pacific Ltd., Cl. A	$643,927
7,800	The Goldman Sachs Group Inc.	1,431,846
5,000	The Toronto-Dominion Bank	246,950

	TOTAL FINANCIALS	14,276,716

	INFORMATION TECHNOLOGY — 15.4%
3,000	Adobe Systems Inc.†	207,570
15,310	Apple Inc.	1,542,482
5,500	Baidu Inc., ADR†	1,200,265
6,900	Check Point Software Technologies Ltd.†	477,756
5,500	eBay Inc.†	311,465
11,000	EMC Corp.	321,860
17,200	Facebook Inc., Cl. A†	1,359,488
810	Google Inc., Cl. A†	476,612
1,110	Google Inc., Cl. C†	640,870
3,000	Infosys Ltd., ADR	181,470
2,200	International Business Machines Corp.	417,626
2,900	Keyence Corp.	1,260,346
16,000	MasterCard Inc., Cl. A	1,182,720
19,600	Microsoft Corp.	908,656
5,800	NXP Semiconductor NV†	396,894
5,200	QUALCOMM Inc.	388,804
240	Samsung Electronics Co. Ltd., GDR	134,520
4,100	SAP AG	295,694
16,000	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	322,880
15,200	Tencent Holdings Ltd.	226,096
4,500	Visa Inc., Cl. A	960,165

	TOTAL INFORMATION TECHNOLOGY	13,214,239

	CONSUMER STAPLES — 12.0%
19,000	Boulder Brands Inc.†	258,970
4,000	Brown-Forman Corp., Cl. B	360,880
4,300	Colgate-Palmolive Co.	280,446
4,800	Costco Wholesale Corp.	601,536
7,900	CVS Health Corp.	628,761
4,671	Danone SA	312,686
40,000	Davide Campari-Milano SpA	288,735
16,500	Diageo plc	477,466
6,100	FamilyMart Co. Ltd.	232,765
3,700	Henkel AG & Co. KGaA	345,778
2,700	L’Oreal SA	428,669
3,300	Mead Johnson Nutrition Co.	317,526
10,000	Mondelēz International Inc., Cl. A	342,650
17,600	Nestlé SA	1,295,067
2,300	PepsiCo Inc.	214,107
4,156	Pernod Ricard SA	470,544
5,000	Reckitt Benckiser Group plc	433,655
6,900	Seven & i Holdings Co. Ltd.	267,633
5,300	The Coca-Cola Co.	226,098
4,000	The Estee Lauder Companies Inc., Cl. A	298,880
5,000	The Hain Celestial Group Inc.†	511,750
12,700	The WhiteWave Foods Co.†	461,391

See accompanying notes to schedule of investments.

3

The GAMCO Global Growth Fund

Schedule of Investments (Continued) — September 30, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	CONSUMER STAPLES (Continued)
9,900	Unicharm Corp.	$225,712
4,800	United Natural Foods Inc.†	295,008
110,000	Wal-Mart de Mexico SAB de CV, Cl. V	276,833
7,600	Whole Foods Market Inc.	289,636
6,100	Woolworths Ltd.	182,871

	TOTAL CONSUMER STAPLES	10,326,053

	INDUSTRIALS — 11.8%
3,000	3M Co.	425,040
7,900	B/E Aerospace Inc.†	663,126
2,700	Cummins Inc.	356,346
5,600	Eaton Corp. plc	354,872
4,500	Emerson Electric Co.	281,610
3,700	FANUC Corp.	668,311
5,000	Flowserve Corp.	352,600
6,600	Fortune Brands Home & Security Inc.	271,326
18,000	General Electric Co.	461,160
7,000	Honeywell International Inc.	651,840
11,500	Jardine Matheson Holdings Ltd.	685,400
8,500	Nielsen NV	376,805
5,000	PACCAR Inc.	284,375
4,500	Pentair plc	294,705
4,700	Precision Castparts Corp.	1,113,336
6,600	Schneider Electric SA	506,839
5,000	Secom Co. Ltd.	297,835
3,300	Siemens AG	393,342
10,800	Union Pacific Corp.	1,170,936
4,400	United Technologies Corp.	464,640

	TOTAL INDUSTRIALS	10,074,444

	HEALTH CARE — 11.5%
10,000	Abbott Laboratories	415,900
3,200	Amgen Inc.	449,472
5,300	Bayer AG	742,387
4,800	Becton, Dickinson and Co.	546,288
900	Biogen Idec Inc.†	297,729
4,000	Bristol-Myers Squibb Co.	204,720
3,600	Celgene Corp.†	341,208
18,500	Dr Reddy’s Laboratories Ltd., ADR	972,175
4,200	Gilead Sciences Inc.†	447,090
6,500	Johnson & Johnson	692,835
3,500	McKesson Corp.	681,345
3,500	Merck & Co. Inc.	207,480
11,500	Novartis AG, ADR	1,082,495
12,500	Novo Nordisk A/S, Cl. B	598,111
900	Regeneron Pharmaceuticals Inc.†	324,468
18,000	Roche Holding AG, ADR	665,820
2,600	Roche Holding AG, Genusschein	770,986
7,000	Sanofi, ADR	395,010

	TOTAL HEALTH CARE	9,835,519

Shares		Market Value
	ENERGY — 7.8%
13,400	BP plc, ADR	$588,930
9,500	ConocoPhillips	726,940
17,100	Continental Resources Inc.†	1,136,808
11,800	EOG Resources Inc.	1,168,436
6,100	Occidental Petroleum Corp.	586,515
5,800	Pioneer Natural Resources Co.	1,142,426
5,700	Royal Dutch Shell plc, Cl. A, ADR	433,941
5,500	Schlumberger Ltd.	559,295
13,500	Statoil ASA, ADR	366,660

	TOTAL ENERGY	6,709,951

	TELECOMMUNICATION SERVICES — 2.7%
50,000	MTN Group Ltd.	1,056,125
12,800	SoftBank Corp.	897,371
7,223	Verizon Communications Inc.	361,078

	TOTAL TELECOMMUNICATION SERVICES	2,314,574

	MATERIALS — 2.5%
5,500	E. I. du Pont de Nemours and Co.	394,680
3,300	Ecolab Inc.	378,939
3,100	Monsanto Co.	348,781
2,700	PPG Industries Inc.	531,198
2,200	The Sherwin-Williams Co.	481,778

	TOTAL MATERIALS	2,135,376

	TOTAL COMMON STOCKS	85,310,391

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 0.5%
$470,000	U.S. Treasury Bills, 0.000% to 0.020%††, 11/13/14 to 03/19/15	469,952

	TOTAL INVESTMENTS — 100.0% (Cost $62,868,688)	$85,780,343

	Aggregate tax cost	$62,873,838

	Gross unrealized appreciation	$23,966,916
	Gross unrealized depreciation	(1,060,411)

	Net unrealized appreciation/depreciation	$22,906,505

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to schedule of investments.

4

The GAMCO Global Growth Fund

Schedule of Investments (Continued) — September 30, 2014 (Unaudited)

Geographic Diversification	% of Market Value	Market Value
North America	58.1%	$49,834,609
Europe	24.4	20,926,519
Asia/Pacific	8.0	6,850,342
Japan	5.5	4,709,567
South Africa	2.3	2,027,165
Latin America	1.7	1,432,141

	100.0%	$85,780,343

See accompanying notes to schedule of investments.

5

The GAMCO Global Growth Fund

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

6

The GAMCO Global Growth Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
—	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2014 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 9/30/14
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks(a)	$85,310,391	—	$85,310,391
U.S. Government Obligations	—	$469,952	469,952
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$85,310,391	$469,952	$85,780,343

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund did not have transfers between Level 1 and Level 2 during the period ended September 30, 2014. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments held at September 30, 2014 or December 31, 2013.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding

7

The GAMCO Global Growth Fund

Notes to Schedule of Investments (Unaudited) (Continued)

factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred. Post-enactment capital losses that are carried forward will retain their character as either short term or long term capital losses.

8

THE GAMCO GLOBAL GROWTH FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Gabelli/GAMCO Funds Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career in 1979 at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

Howard F. Ward, CFA, joined Gabelli Funds in 1995 and currently serves as GAMCO’s Chief Investment Officer of Growth Equities as well as a Gabelli Funds, LLC portfolio manager for several funds within the Gabelli/GAMCO Funds Complex. Prior to joining Gabelli, Mr. Ward served as Managing Director and Lead Portfolio Manager for several Scudder mutual funds. He also was an Investment Officer in the Institutional Investment Department with Brown Brothers, Harriman & Co. for four years. Mr. Ward received his B.A. in Economics from Northwestern University.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GAMCO Global Series Funds, Inc.

THE GAMCO GLOBAL GROWTH FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Arthur V. Ferrara

Former Chairman and

Chief Executive Officer,

Guardian Life Insurance

Company of America

John D. Gabelli

Senior Vice President,

G.research, Inc.

Werner J. Roeder, MD

Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The GAMCO Global Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Overall Morningstar Rating TM

Morningstar® rated The GAMCO Global Growth Fund Class AAA Shares 4 stars overall, 5 stars for the three year period, 4 stars for the five and ten year periods ended September 30, 2014 among 825, 825, 674, and 330 World Stock funds, respectively. Morningstar RatingTM is based on risk-adjusted returns.

GAB442Q314QR

The GAMCO Global Opportunity Fund Third Quarter Report — September 30, 2014

To Our Shareholders,

For the quarter ended September 30, 2014, the net asset value (“NAV”) per Class AAA Share of The GAMCO Global Opportunity Fund decreased 5.3% compared with a decrease of 2.3% for the Morgan Stanley Capital International (“MSCI”) All Country (“AC”) World Index. See below for additional performance information.

Enclosed is the schedule of investments as of September 30, 2014.

Comparative Results

Average Annual Returns through September 30, 2014 (a) (Unaudited)					Since Inception (5/11/98)
	Quarter	1 Year	5 Year	10 Year
Class AAA (GABOX)	(5.31)%	6.14%	9.52%	7.10%	6.98%
MSCI AC World Index	(2.30)	11.32	10.07	7.28	4.88	(d)
Lipper Global Large-Cap Growth Fund Classification	(2.12)	9.79	11.55	8.36	6.25
Lipper Global Multi-Cap Growth Fund Classification	(2.84)	8.82	9.93	6.52	4.90
Class A (GOCAX)	(5.33)	6.11	9.52	7.11	6.98
With sales charge (b)	(10.77)	0.00	8.23	6.47	6.59
Class C (GGLCX)	(5.50)	5.32	8.70	6.33	6.56
With contingent deferred sales charge (c)	(6.45)	4.32	8.70	6.33	6.56
Class I (GLOIX)	(5.21)	6.45	9.81	7.30	7.10

In the current prospectuses dated April 30, 2014, as amended August 25, 2014, the gross expense ratios for Class AAA, A, C, and I Shares are 2.74%, 2.74%, 3.49%, and 2.49%, respectively, and the net expense ratios in the current prospectuses after contractual reimbursements by Gabelli Funds, LLC, (the “Adviser”) for these share classes are 2.00%, 2.00%, 2.75%, and 1.00%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A Shares and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. The Class AAA Share NAVs per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on March 12, 2000, November 23, 2001, and January 11, 2008, respectively. The actual performance of the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The MSCI AC World Free Index is an unmanaged free float adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI AC World Free Index consists of 45 country indices comprising 24 developed and 21 emerging market country indices. The Lipper Global Large-Cap Growth Fund Classification and the Lipper Global Multi-Cap Growth Fund Classification reflect the average performance of mutual funds classified in those particular categories. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(d)	MSCI AC World Index since inception performance is a blend of Gross excluding applicable taxes and Net Performance. This benchmark’s Net performance began on December 29, 2000.

The GAMCO Global Opportunity Fund

Schedule of Investments — September 30, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 100.0%
	INDUSTRIALS — 20.5%
11,484	CNH Industrial NV	$91,068
1,100	FANUC Corp.	198,687
4,300	Jardine Matheson Holdings Ltd.	256,280
3,600	Komatsu Ltd.	83,259
2,500	L-3 Communications Holdings Inc.	297,300
2,500	Lockheed Martin Corp.	456,950
4,000	Mitsui & Co. Ltd.	63,077
2,600	Precision Castparts Corp.	615,888
1,000	SMC Corp.	275,815

	TOTAL INDUSTRIALS	2,338,324

	CONSUMER STAPLES — 20.1%
1,500	Associated British Foods plc	65,146
5,750	British American Tobacco plc	324,577
1,300	Danone SA	87,025
7,000	Diageo plc	202,561
2,280	Dr Pepper Snapple Group Inc.	146,627
3,000	General Mills Inc.	151,350
3,000	Heineken Holding NV	198,439
2,000	Japan Tobacco Inc.	65,047
3,000	Mead Johnson Nutrition Co.	288,660
1,910	Pernod Ricard SA	216,251
2,150	Philip Morris International Inc.	179,310
3,300	Shiseido Co. Ltd.	54,446
2,000	The Procter & Gamble Co.	167,480
2,000	Toyo Suisan Kaisha Ltd.	66,378
3,000	Unicharm Corp.	68,398

	TOTAL CONSUMER STAPLES	2,281,695

	CONSUMER DISCRETIONARY — 14.0%
1,500	AMC Networks Inc., Cl. A†	87,630
2,200	Christian Dior SA	368,737
5,500	Compagnie Financiere Richemont SA	451,372
3,000	DIRECTV†	259,560
20,000	Genting Berhad	57,857
2,000	Honda Motor Co. Ltd.	69,296
6,000	Liberty Interactive Corp., Cl. A†	171,120
808	Liberty TripAdvisor Holdings Inc., Cl. A†	27,391
808	Liberty Ventures, Cl. A†	30,672
6,000	Rakuten Inc.	69,095

	TOTAL CONSUMER DISCRETIONARY	1,592,730

	INFORMATION TECHNOLOGY — 10.9%
550	Google Inc., Cl. A†	323,626
550	Google Inc., Cl. C†	317,548
500	Keyence Corp.	217,301
7,000	Microsoft Corp.	324,520
15,000	Yahoo! Japan Corp.	57,032

	TOTAL INFORMATION TECHNOLOGY	1,240,027

	MATERIALS — 9.8%
2,200	Agnico Eagle Mines Ltd.	63,866

Shares		Market Value
22,000	Antofagasta plc	$257,145
3,600	BHP Billiton plc	100,089
15,250	Glencore Xstrata plc	84,847
2,500	Monsanto Co.	281,275
6,000	Newcrest Mining Ltd.†	54,210
1,830	Rio Tinto plc	89,935
800	Shin-Etsu Chemical Co. Ltd.	52,285
400	Syngenta AG	127,496

	TOTAL MATERIALS	1,111,148

	HEALTH CARE — 9.3%
1,000	AstraZeneca plc, ADR	71,440
4,400	Novartis AG	415,481
1,500	Novo Nordisk A/S, Cl. B	71,773
1,700	Roche Holding AG, Genusschein	504,106

	TOTAL HEALTH CARE	1,062,800

	ENERGY — 8.4%
2,400	EOG Resources Inc.	237,648
1,200	Occidental Petroleum Corp.	115,380
500	Pioneer Natural Resources Co.	98,485
5,000	Schlumberger Ltd.	508,450

	TOTAL ENERGY	959,963

	FINANCIALS — 5.8%
5,000	Cheung Kong (Holdings) Ltd.	82,358
10,000	Kinnevik Investment AB, Cl. B	361,280
5,500	Schroders plc	213,188

	TOTAL FINANCIALS	656,826

	TELECOMMUNICATION SERVICES — 1.2%
1,300	SoftBank Corp.	91,139
2,000	Vivendi SA	48,299

	TOTAL TELECOMMUNICATION SERVICES	139,438

	TOTAL COMMON STOCKS	11,382,951

	WARRANTS — 0.0%
	CONSUMER DISCRETIONARY — 0.0%
5,000	Genting Berhad, expire 12/18/18†	4,420

	TOTAL INVESTMENTS — 100.0% (Cost $5,834,788)	$11,387,371

	Aggregate tax cost	$5,834,815

	Gross unrealized appreciation	$5,795,188
	Gross unrealized depreciation	(242,632)

	Net unrealized appreciation/depreciation	$5,552,556

†	Non-income producing security.
ADR	American Depositary Receipt

See accompanying notes to schedule of investments.

2

The GAMCO Global Opportunity Fund

Schedule of Investments (Continued) — September 30, 2014 (Unaudited)

Geographic Diversification	% of Market Value	Market Value
North America	45.2%	$5,150,735
Europe	37.3	4,250,167
Japan	12.6	1,431,254
Asia/Pacific	4.9	555,215

	100.0%	$11,387,371

See accompanying notes to schedule of investments.

3

The GAMCO Global Opportunity Fund

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The Fund employs a fair value model to adjust prices to reflect events affecting the values of certain portfolio securities which occur between the close of trading on the principal market for such securities (foreign exchanges and over-the-counter markets) at the time when net asset values of the Fund are determined. If the Fund’s valuation committee believes that a particular event would materially affect net asset value, further adjustment is considered.

4

The GAMCO Global Opportunity Fund

Notes to Schedule of Investments (Unaudited) (Continued)

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
—	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2014 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 9/30/14
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Materials	$1,056,938	$54,210	$1,111,148
Other Industries(a)	10,271,803	—	10,271,803
Total Common Stocks	11,328,741	54,210	11,382,951
Warrants(a)	4,420	—	4,420
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$11,333,161	$54,210	$11,387,371

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

The Fund had no transfers between Level 1 and Level 2 during the period ended September 30, 2014. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

There were no Level 3 investments held at September 30, 2014 or December 31, 2013.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of

5

The GAMCO Global Opportunity Fund

Notes to Schedule of Investments (Unaudited) (Continued)

valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

At December 31, 2013, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post enactment capital losses that are carried

6

The GAMCO Global Opportunity Fund

Notes to Schedule of Investments (Unaudited) (Continued)

forward will retain their character as either short term or long term capital losses rather than being considered all short term as under previous law.

Capital loss carryforward available through 2016	$901,411
Capital loss carryforward available through 2017	98,006

Total capital loss carryforwards	$999,417

7

THE GAMCO GLOBAL OPPORTUNITY FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Manager Biography

Caesar M. P. Bryan joined GAMCO Asset Management in 1994. He is a member of the global investment team of Gabelli Funds, LLC and portfolio manager of several funds within the Gabelli/GAMCO Funds Complex. Prior to joining Gabelli, Mr. Bryan was a portfolio manager at Lexington Management. He began his investment career in 1979 at Samuel Montagu Company, the London based merchant bank. Mr. Bryan graduated from the University of Southampton in England with a Bachelor of Law and is a member of the English Bar.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GAMCO Global Series Funds, Inc.

THE GAMCO GLOBAL OPPORTUNITY FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

Net Asset Value per share available daily by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA	Salvatore J. Zizza
Chairman and	Chairman,
Chief Executive Officer,	Zizza & Associates Corp.
GAMCO Investors, Inc.
OFFICERS
E. Val Cerutti
Chief Executive Officer,	Bruce N. Alpert
Cerutti Consultants, Inc.	President

Anthony J. Colavita	Andrea R. Mango
President,	Secretary
Anthony J. Colavita, P.C.
Agnes Mullady
Arthur V. Ferrara	Treasurer
Former Chairman and
Chief Executive Officer,	Richard J. Walz
Guardian Life Insurance	Chief Compliance Officer
Company of America John D. Gabelli	DISTRIBUTOR G.distributors, LLC
Senior Vice President,
G.research, Inc.	CUSTODIAN, TRANSFER
AGENT, AND DIVIDEND
Werner J. Roeder, MD	DISBURSING AGENT
Medical Director,
Lawrence Hospital	State Street Bank and Trust
Company
Anthonie C. van Ekris
Chairman,	LEGAL COUNSEL
BALMAC International, Inc.
Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The GAMCO Global Opportunity Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB403Q314QR

The GAMCO Global Telecommunications Fund

Third Quarter Report — September 30, 2014

(Y)our Portfolio Management Team

To Our Shareholders,

For the quarter ended September 30, 2014, the net asset value (“NAV”) per Class AAA Share of The GAMCO Global Telecommunications Fund decreased 5.0% compared with a decrease of 1.0% for the Morgan Stanley Capital International (“MSCI”) All Country (“AC”) World Telecommunication Services Index. See below for additional performance information.

Enclosed is the schedule of investments as of September 30, 2014.

Comparative Results

Average Annual Returns through September 30, 2014 (a) (Unaudited)					Since Inception (11/1/93)
	Quarter	1 Year	5 Year	10 Year
Class AAA (GABTX)	(4.99)%	5.97%	7.80%	6.56%	7.89%
MSCI AC World Telecommunication Services Index	(0.97)	9.13	9.35	7.94	N/A
MSCI AC World Index	(2.30)	11.32	10.07	7.28	6.97	(d)
Class A (GTCAX)	(5.00)	5.95	7.80	6.57	7.89
With sales charge (b)	(10.46)	(0.14)	6.53	5.94	7.58
Class C (GTCCX)	(5.15)	5.16	7.00	5.77	7.34
With contingent deferred sales charge (c)	(6.10)	4.16	7.00	5.77	7.34
Class I (GTTIX)	(4.95)	6.21	8.08	6.75	7.98

In the current prospectuses dated April 30, 2014, the expense ratios for Class AAA, A, C, and I Shares are 1.64%, 1.64%, 2.39%, and 1.39%, respectively. Class AAA and Class I Shares do not have a sales charge. The maximum sales charge for Class A and Class C Shares is 5.75% and 1.00%, respectively.

(a)

Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days after the date of purchase. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com. Investing in foreign securities involves risks not ordinarily associated with investments in domestic issues, including currency fluctuation, economic, and political risks. The Class AAA Share NAVs per share are used to calculate performance for the periods prior to the issuance of Class A Shares, Class C Shares, and Class I Shares on March 12, 2000, June 2, 2000, and January 11, 2008, respectively. The actual performance for the Class A Shares and Class C Shares would have been lower due to the additional fees and expenses associated with these classes of shares. The actual performance of the Class I Shares would have been higher due to lower expenses related to this class of shares. The MSCI AC World Telecommunication Services Index is an unmanaged index that measures the performance of the global telecommunication securities from around the world. The MSCI AC World Index is an unmanaged market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI AC World Index consists of 45 country indices comprising 24 developed and 21 emerging market country indices. Dividends are considered reinvested. You cannot invest directly in an index.

(b)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.
(c)	Assuming payment of the 1% maximum contingent deferred sales charge imposed on redemptions made within one year of purchase.
(d)	MSCI AC World Index since inception performance is a blend of Gross excluding applicable taxes and Net Performance. This benchmark’s Net performance began on December 29, 2000.

The GAMCO Global Telecommunications Fund

Schedule of Investments — September 30, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS — 95.8%
	DIVERSIFIED TELECOMMUNICATIONS SERVICES — 44.5%
	Africa/Middle East — 0.4%
33,000	Maroc Telecom	$448,069
200,000	Pakistan Telecommunication Co. Ltd.(a)	45,445

		493,514

	Asia/Pacific — 5.0%
225,000	Asia Satellite Telecommunications Holdings Ltd.	753,395
9,600	DiGi.Com Berhad	17,119
170,000	First Pacific Co. Ltd.	177,119
4,100	First Pacific Co. Ltd., ADR	21,669
90,000	PCCW Ltd.	56,563
24,000	Philippine Long Distance Telephone Co., ADR	1,655,520
16,360	PT Telekomunikasi Indonesia, ADR	786,916
645,000	Singapore Telecommunications Ltd.	1,921,298
280,000	Telekom Malaysia Berhad	563,329
1,965,027	True Corp. Public Co. Ltd., Cl. F†	721,166
8,075	TT&T Public Co. Ltd., GDR†(a)(b)	242

		6,674,336

	Europe — 15.7%
16,250	Belgacom SA	565,660
220,000	Colt Group SA†	476,842
5,000	Com Hem Holding AB†	36,412
255,000	Deutsche Telekom AG, ADR	3,855,600
4,507	Hellenic Telecommunications Organization SA†	59,203
4,000	Hellenic Telecommunications Organization SA, ADR†	25,800
2,000	Iliad SA	423,377
6,000	Jazztel plc†	97,154
20,000	Koninklijke KPN NV†	64,088
15,000	Koninklijke KPN NV, ADR†	48,525
6,000	Mobistar SA†	112,084
14,000	Orange SA, ADR	206,360
35,000	Portugal Telecom SGPS SA	73,649
35,000	Portugal Telecom SGPS SA, ADR	73,150
3,700	Rostelecom OJSC, ADR	58,886
77,600	Sistema JSFC, GDR	535,440
50,000	Sky Deutschland AG†	424,956
30,000	Swisscom AG, ADR	1,707,000
16,000	Tele2 AB, Cl. B	193,237
700,000	Telecom Italia SpA†	802,357
14,000	Telecom Italia SpA, ADR†	160,160
10,000	Telefonica Deutschland Holding AG	52,291
270,131	Telefonica SA, ADR	4,151,914
75,000	Telekom Austria AG	675,893
56,000	Telenor ASA	1,228,997
438,000	TeliaSonera AB	3,030,067
225,000	VimpelCom Ltd., ADR	1,624,500

Shares		Market Value
4,000	Ziggo NV	$187,387

		20,950,989

	Japan — 0.8%
12,000	Nippon Telegraph & Telephone Corp.	746,314
9,000	Nippon Telegraph & Telephone Corp., ADR	279,990

		1,026,304

	Latin America — 2.1%
37,415,054	LIME†	96,469
33,000	Oi SA, ADR	23,100
9,000	Oi SA, Cl. C, ADR	6,660
107,000	Telecom Argentina SA, ADR	2,172,100
16,705	Telefonica Brasil SA	276,261
6,221	Telefonica Brasil SA, ADR	122,429
2,566	Telefonica Brasil SA, Preference	50,529
6,528	Telefonica SA	101,045

		2,848,593

	North America — 20.5%
72,000	AT&T Inc.	2,537,280
23,000	Atlantic Tele-Network Inc.	1,239,700
32,000	CenturyLink Inc.	1,308,480
795,000	Cincinnati Bell Inc.†	2,679,150
65,000	EarthLink Holdings Corp.	222,300
3,600	Equinix Inc.†	764,928
45,000	Frontier Communications Corp.	292,950
54,000	General Communication Inc., Cl. A†	589,140
55,000	Internap Network Services Corp.†	379,500
17,500	Level 3 Communications Inc.†	800,275
28,600	New ULM Telecom Inc.	211,640
37,000	Shenandoah Telecommunications Co.	917,970
133,514	Telephone & Data Systems Inc.	3,198,995
66,000	TELUS Corp.	2,253,529
90,000	tw telecom inc.†	3,744,900
117,174	Verizon Communications Inc.	5,857,528
30,000	Windstream Holdings Inc.	323,400

		27,321,665

	TOTAL DIVERSIFIED TELECOMMUNICATIONS SERVICES	59,315,401

	OTHER — 25.9%
	Africa/Middle East — 0.0%
1,008	Kingdom Financial Holdings Ltd., Cl. L†	0
504	Meikles Ltd.†	79

		79

	Asia/Pacific — 0.7%
68,000	C.P. Pokphand Co. Ltd., ADR	189,040
6,500	CJ Hellovision Co. Ltd.	80,384
250,000	Dagang NeXchange Berhad†	27,054
40,000	Hutchison Whampoa Ltd.	484,233

See accompanying notes to schedule of investments.

The GAMCO Global Telecommunications Fund

Schedule of Investments (Continued) — September 30, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	OTHER (Continued)
	Asia/Pacific (Continued)
15,000	SKY Perfect JSAT Holdings Inc.	$88,215

		868,926

	Europe — 7.1%
4,000	British Sky Broadcasting Group plc	57,194
34,500	CDON Group AB†	104,705
56,000	G4S plc	227,595
56,000	GN Store Nord A/S	1,235,249
1,224	Gusbourne plc†	1,439
21,500	InterXion Holding NV†	595,335
4,600	Kinnevik Investment AB, Cl. A	166,125
78,000	Kinnevik Investment AB, Cl. B	2,817,988
14,000	Liberty Global plc, Cl. A†	595,560
73,000	Liberty Global plc, Cl. C†	2,994,095
50,228	NOS SGPS	302,866
18,035	PostNL NV, ADR†	78,813
13,000	Telecity Group plc	157,640
21,000	Telegraaf Media Groep NV	164,768
12,000	Waterloo Investment Holdings Ltd.†	778

		9,500,150

	Japan — 0.2%
72,000	Furukawa Electric Co. Ltd.	144,427
15,000	Tokyo Broadcasting System Holdings Inc.	167,130

		311,557

	Latin America — 0.4%
15,000	Grupo Televisa SAB, ADR	508,200
900	Shellshock Ltd.†	992

		509,192

	North America — 17.5%
24,000	AMC Networks Inc., Cl. A†	1,402,080
1,200	Ascent Capital Group Inc., Cl. A†	72,240
120,000	Cablevision Systems Corp., Cl. A	2,101,200
7,400	Cogeco Inc.	358,784
13,000	Comcast Corp., Cl. A, Special	695,500
4,000	Convergys Corp.	71,280
18,000	CyrusOne Inc.	432,720
69,500	DIRECTV†	6,013,140
75,000	DISH Network Corp., Cl. A†	4,843,500
11,000	EchoStar Corp., Cl. A†	536,360
36,000	Gogo Inc.†	606,960
160	Google Inc., Cl. A†	94,146
160	Google Inc., Cl. C†	92,378
12,000	Liberty Interactive Corp., Cl. A†	342,240
12,500	Liberty Media Corp., Cl. A†	589,750
22,500	Liberty Media Corp., Cl. C†	1,057,275
500	News Corp., Cl. B†	8,065
4,500	Rackspace Hosting Inc.†	146,475
4,500	SJW Corp.	120,915

Shares		Market Value
5,000	Starz, Cl. A†	$165,400
18,000	The Madison Square Garden Co., Cl. A†	1,190,160
500	Time Inc.†	11,715
2,000	Time Warner Cable Inc.	286,980
4,000	Time Warner Inc.	300,840
2,000	Twenty-First Century Fox Inc., Cl. B	66,620
42,000	Yahoo! Inc.†	1,711,500

		23,318,223

	TOTAL OTHER	34,508,127

	WIRELESS TELECOMMUNICATIONS SERVICES — 25.4%
	Africa/Middle East — 0.9%
40,000	Econet Wireless Zimbabwe Ltd.	30,800
175,000	Global Telecom Holding, GDR†	574,175
20,000	MTN Group Ltd.	422,450
175,000	Orascom Telecom Media and Technology Holding SAE, GDR†(a)	140,000

		1,167,425

	Asia/Pacific — 3.2%
125,000	Axiata Group Berhad	266,728
41,000	China Mobile Ltd., ADR	2,408,750
46,000	China Unicom Hong Kong Ltd., ADR	691,380
666	Hutchison Telecommunications Hong Kong Holdings Ltd.	266
240,000	PT Indosat Tbk†	74,945
24,000	SK Telecom Co. Ltd., ADR	728,160
40,000	TIME dotCom Berhad†	62,308

		4,232,537

	Europe — 6.5%
24,500	Bouygues SA	794,201
850,000	Cable & Wireless Communications plc	646,267
6,000	MegaFon OAO, GDR	152,280
28,000	Millicom International Cellular SA, SDR	2,248,614
10,500	Mobile TeleSystems OJSC, ADR	156,870
106,000	Turkcell Iletisim Hizmetleri A/S, ADR†	1,392,840
84,000	Vivendi SA	2,028,570
37,545	Vodafone Group plc, ADR	1,234,855

		8,654,497

	Japan — 4.0%
69,000	KDDI Corp.	4,147,864
69,000	NTT DoCoMo Inc.	1,151,625

		5,299,489

	Latin America — 4.3%
178,500	America Movil SAB de CV, Cl. L, ADR	4,498,200
25,000	NII Holdings Inc.†	1,375
150,000	Tim Participacoes SA	786,232
18,156	Tim Participacoes SA, ADR	475,687

		5,761,494

See accompanying notes to schedule of investments.

The GAMCO Global Telecommunications Fund

Schedule of Investments (Continued) — September 30, 2014 (Unaudited)

Shares		Market Value
	COMMON STOCKS (Continued)
	WIRELESS TELECOMMUNICATIONS SERVICES (Continued)
	North America — 6.5%
73,500	Rogers Communications Inc., Cl. B	$2,750,370
78,226	Sprint Corp.†	495,953
43,000	T-Mobile US Inc.†	1,241,410
119,200	United States Cellular Corp.†	4,229,216

		8,716,949

	TOTAL WIRELESS TELECOMMUNICATIONS SERVICES	33,832,391

	TOTAL COMMON STOCKS	127,655,919

	RIGHTS — 0.0%
	WIRELESS TELECOMMUNICATIONS SERVICES — 0.0%
	North America — 0.0%
2,300	Nextwave Wireless Inc., CPR†	106

	WARRANTS — 0.8%
	WIRELESS TELECOMMUNICATIONS SERVICES — 0.8%
	Asia/Pacific — 0.8%
160,000	Bharti Airtel Ltd., expire 08/04/16†(a)	1,049,783

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 3.4%
$4,497,000	U.S. Treasury Bills, 0.010% to 0.045%††, 10/16/14 to 11/13/14	4,496,884

	TOTAL INVESTMENTS — 100.0% (Cost $91,459,889)	$133,202,692

	Aggregate tax cost	$92,084,274

	Gross unrealized appreciation	$53,688,249
	Gross unrealized depreciation	(12,569,831)

	Net unrealized appreciation/depreciation	$41,118,418

(a)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2014, the market value of Rule 144A securities amounted to $1,235,470 or 0.93% of total investments.

(b)	Illiquid security.
†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CPR	Contingent Payment Right
GDR	Global Depositary Receipt
JSFC	Joint Stock Financial Corporation
OJSC	Open Joint Stock Company
SDR	Swedish Depositary Receipt

Geographic Diversification	% of Market Value	Market Value
North America	47.9%	$63,853,827
Europe	29.3	39,105,636
Asia/Pacific	9.7	12,825,582
Latin America	6.8	9,119,279
Japan	5.0	6,637,350
Africa/Middle East	1.3	1,661,018

	100.0%	$133,202,692

See accompanying notes to schedule of investments.

The GAMCO Global Telecommunications Fund

Notes to Schedule of Investments (Unaudited)

The Fund’s schedule of investments is prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”), which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

—	Level 1 — quoted prices in active markets for identical securities;
—	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
—	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The GAMCO Global Telecommunications Fund

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2014 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 9/30/14
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
DIVERSIFIED TELECOMMUNICATIONS SERVICES
Asia/Pacific	$5,952,928	$721,408	—	$6,674,336
Other Regions (a)	52,641,065	—	—	52,641,065
OTHER
Africa/Middle East	79	—	$0	79
Europe	9,499,372	—	778	9,500,150
Other Regions (a)	25,007,898	—	—	25,007,898
WIRELESS TELECOMMUNICATIONS SERVICES
All Regions (a)	33,832,391	—	—	33,832,391
Total Common Stocks	126,933,733	721,408	778	127,655,919
Rights (a)	—	—	106	106
Warrants (a)	—	1,049,783	—	1,049,783
U.S. Government Obligations	—	4,496,884	—	4,496,884
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$126,933,733	$6,268,075	$884	$133,202,692

(a)	Please refer to the Schedule of Investments for the regional classifications of these portfolio holdings.

The Fund did not have material transfers among Level 1, Level 2, and Level 3 during the period ended September 30, 2014. The Fund’s policy is to recognize transfers among Levels as of the beginning of the reporting period.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of

The GAMCO Global Telecommunications Fund

Notes to Schedule of Investments (Unaudited) (Continued)

valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of September 30, 2014, refer to the Schedule of Investments.

The GAMCO Global Telecommunications Fund

Notes to Schedule of Investments (Unaudited) (Continued)

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

At December 31, 2013, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward for an unlimited period capital losses incurred in years beginning after December 22, 2010. In addition, these losses must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of the rule, pre-enactment capital loss carryforwards may have an increased likelihood of expiring unused. Additionally, post enactment capital losses that are carried forward will retain their character as either short term or long term capital losses rather than being considered all short term as under previous law. The Fund has a capital loss carryforward available through 2017 of $2,004,152.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman and Chief Executive Officer of GAMCO Investors, Inc. that he founded in 1977 and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Evan D. Miller, CFA, joined G.research, Inc. in 2002 as a research analyst following the telecommunications industry on a global basis. Currently, he continues to specialize in the industry and also serves as a portfolio manager of Gabelli Funds, LLC and of the Fund. Prior to joining Gabelli, his career spanned nearly a quarter century in the telecommunications industry with corporate strategy and business development positions. Mr. Miller holds an M.B.A. in Finance from the University of Chicago and a B.A. in Economics from Northwestern University.

Sergey Dluzhevskiy, CFA, CPA, joined G.research, Inc. in 2005 as a research analyst covering the North American telecommunications industry. Currently, he continues to specialize in the industry and also serves as a portfolio manager of Gabelli Funds, LLC and of the Fund. Prior to joining Gabelli, Mr. Dluzhevskiy was a senior accountant at Deloitte. He received his undergraduate degree from Case Western Reserve University and a Master’s of Business Administration at the Wharton School of the University of Pennsylvania.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

GAMCO Global Series Funds, Inc.

THE GAMCO GLOBAL TELECOMMUNICATIONS FUND

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

Net Asset Value per share available daily

by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

E. Val Cerutti

Chief Executive Officer,

Cerutti Consultants, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

Arthur V. Ferrara

Former Chairman and

Chief Executive Officer,

Guardian Life Insurance

Company of America

John D. Gabelli

Senior Vice President,

G.research, Inc.

Werner J. Roeder, MD

Medical Director,

Lawrence Hospital

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

OFFICERS

Bruce N. Alpert

President

Andrea R. Mango

Secretary

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER

AGENT, AND DIVIDEND

DISBURSING AGENT

State Street Bank and Trust

Company

LEGAL COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

This report is submitted for the general information of the shareholders of The GAMCO Global Telecommunications Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB401Q314QR

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GAMCO Global Series Funds, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/18/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/18/2014

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	11/18/2014

* Print the name and title of each signing officer under his or her signature.